Investment Securities (Details 3)	Dec. 31, 2022 USD ($) integer	Dec. 31, 2021 USD ($) integer
Fair Value Less Than 12 Months	$ 44,811,508	$ 147,512,619
Unrealized Loss Less Than 12 Months	2,267,236	1,629,983
Fair Value 12 Months Or More	141,045,975	10,730,872
Unrealized Loss 12 Months Or More	$ 24,005,100	$ 293,002
Number Of Securities | integer	230	144
Fair Value	$ 185,857,483	$ 158,243,491
Unrealized Loss	26,272,336	1,922,985
Other investments [Member]
Fair Value Less Than 12 Months	2,451,892	491,606
Unrealized Loss Less Than 12 Months	20,108	4,394
Fair Value 12 Months Or More	439,782	0
Unrealized Loss 12 Months Or More	$ 56,218	$ 0
Number Of Securities | integer	12	2
Fair Value	$ 2,891,674	$ 491,606
Unrealized Loss	76,326	4,394
ABS and OAS [Member]
Fair Value Less Than 12 Months	2,693,606
Unrealized Loss Less Than 12 Months	236,134
Fair Value 12 Months Or More	0
Unrealized Loss 12 Months Or More	$ 0
Number Of Securities | integer	4
Fair Value	$ 2,693,606
Unrealized Loss	236,134
U.S. GSE debt securities [Member]
Fair Value Less Than 12 Months	2,723,388	5,869,117
Unrealized Loss Less Than 12 Months	276,611	130,883
Fair Value 12 Months Or More	7,651,903	1,921,379
Unrealized Loss 12 Months Or More	$ 1,348,098	$ 78,621
Number Of Securities | integer	11	7
Fair Value	$ 10,375,291	$ 7,790,496
Unrealized Loss	1,624,709	209,504
Agency mortgage-backed securities (Agency MBS) [Member]
Fair Value Less Than 12 Months	14,541,901	107,061,452
Unrealized Loss Less Than 12 Months	810,356	1,128,587
Fair Value 12 Months Or More	97,718,436	8,809,493
Unrealized Loss 12 Months Or More	$ 19,220,589	$ 214,381
Number Of Securities | integer	120	84
Fair Value	$ 112,260,337	$ 115,870,945
Unrealized Loss	20,030,945	1,342,968
CMO [Member]
Fair Value Less Than 12 Months	8,954,323	1,420,458
Unrealized Loss Less Than 12 Months	232,398	30,891
Fair Value 12 Months Or More	1,014,910	0
Unrealized Loss 12 Months Or More	$ 110,291	$ 0
Number Of Securities | integer	9	3
Fair Value	$ 9,969,233	$ 1,420,458
Unrealized Loss	342,689	30,891
U.S. Government securities
Fair Value Less Than 12 Months	4,837,891	32,041,041
Unrealized Loss Less Than 12 Months	169,501	333,894
Fair Value 12 Months Or More	33,393,698	0
Unrealized Loss 12 Months Or More	$ 2,967,534	$ 0
Number Of Securities | integer	54	46
Fair Value	$ 38,231,589	$ 32,041,041
Unrealized Loss	3,137,035	333,894
Taxable municipal securities
Fair Value Less Than 12 Months	0	298,733
Unrealized Loss Less Than 12 Months	0	1,267
Fair Value 12 Months Or More	234,858	0
Unrealized Loss 12 Months Or More	$ 65,142	$ 0
Number Of Securities | integer	1	1
Fair Value	$ 234,858	$ 298,733
Unrealized Loss	65,142	1,267
Tax-exempt municipal securities
Fair Value Less Than 12 Months	8,608,507	330,212
Unrealized Loss Less Than 12 Months	522,128	67
Fair Value 12 Months Or More	592,388	0
Unrealized Loss 12 Months Or More	$ 237,228	$ 0
Number Of Securities | integer	19	1
Fair Value	$ 9,200,895	$ 330,212
Unrealized Loss	$ 759,356	$ 67